Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,038,037.09

Principal:
Principal Collections	$21,437,890.09
Prepayments in Full	$14,120,512.67
Liquidation Proceeds	$521,622.82
Recoveries	$3,889.16
Sub Total	$36,083,914.74
Collections	$39,121,951.83

Purchase Amounts:
Purchase Amounts Related to Principal	$338,463.51
Purchase Amounts Related to Interest	$1,458.44
Sub Total	$339,921.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,461,873.78

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,461,873.78
Servicing Fee	$735,910.76	$735,910.76	$0.00	$0.00	$38,725,963.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,725,963.02
Interest - Class A-2 Notes	$74,955.10	$74,955.10	$0.00	$0.00	$38,651,007.92
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$38,457,967.92
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$38,384,292.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,384,292.25
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$38,347,791.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,347,791.75
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$38,318,850.75
Third Priority Principal Payment	$2,827,720.51	$2,827,720.51	$0.00	$0.00	$35,491,130.24
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$35,451,226.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,451,226.74
Regular Principal Payment	$32,239,845.11	$32,239,845.11	$0.00	$0.00	$3,211,381.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,211,381.63
Residuel Released to Depositor	$0.00	$3,211,381.63	$0.00	$0.00	$0.00
Total		$39,461,873.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,827,720.51
Regular Principal Payment					$32,239,845.11
Total					$35,067,565.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,067,565.62	$80.65	$74,955.10	$0.17	$35,142,520.72	$80.82
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$35,067,565.62	$26.13	$447,015.77	$0.33	$35,514,581.39	$26.46

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$236,700,301.75	0.5443889	$201,632,736.13	0.4637367
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$851,510,301.75	0.6345983	$816,442,736.13	0.6084637

Pool Information
Weighted Average APR	4.309%	4.302%
Weighted Average Remaining Term	47.04	46.19
Number of Receivables Outstanding	44,191	43,160
Pool Balance	$883,092,911.70	$846,370,257.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$857,990,986.67	$822,372,581.24
Pool Factor	0.6526241	0.6254853

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$12,695,553.87
Yield Supplement Overcollateralization Amount	$23,997,676.49
Targeted Overcollateralization Amount	$29,927,521.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,927,521.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		134	$304,164.88
(Recoveries)		27	$3,889.16
Net Losses for Current Collection Period			$300,275.72
Cumulative Net Losses Last Collection Period			$2,026,929.18
Cumulative Net Losses for all Collection Periods			$2,327,204.90

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.41%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.25%	469	$10,546,118.89
61-90 Days Delinquent	0.12%	39	$1,008,125.99
91-120 Days Delinquent	0.03%	11	$243,129.56
Over 120 Days Delinquent	0.04%	17	$349,786.41
Total Delinquent Receivables	1.44%	536	$12,147,160.85

Repossession Inventory:
Repossessed in the Current Collection Period		32	$627,564.36
Total Repossessed Inventory		41	$911,648.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3967%
Preceding Collection Period			0.4254%
Current Collection Period			0.4167%
Three Month Average			0.4129%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1880%
Preceding Collection Period			0.1629%
Current Collection Period			0.1552%
Three Month Average			0.1687%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer